Related Parties - Schedule of Transactions with Related Parties (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Related Parties [Abstract]
Sales to related parties	R 3,091	R 27,296	R 30,730
Purchases from related parties	(45,263)	(146,871)	(137,107)
Rent paid to related parties	R (9,483)	R (8,727)	R (8,468)